DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2017
Disclosure of debt securities in issue [Abstract]
Disclosure of debt instruments [text block]
NOTE 17. DEBT SECURITIES IN ISSUE

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2017

Issuer	Currency		Face value	Balance	Rate Range
Bancolombia S.A.	Local	COP	5,162,515	5,247,501	5.59%-IPC(1) +7%
Bancolombia S.A.	Foreign	USD	3,242,405	9,532,927	1.90%-6.31%
Banco Agrícola S.A.	Foreign	USD	547,000	1,622,238	5.36%-7.99%
Bancolombia Panamá S.A.	Foreign	USD	260,310	784,567	1.90%-2.90%
Grupo Agromercantil Holding S.A.	Foreign	USD	302,264	910,270	0.25%-7.25%
Banismo S.A. y filiales	Foreign	USD	519,300	1,551,211	2.65%-3.65%
Total				19,648,714

(1)	Consumer price index.

As of December 31, 2016

Issuer	Currency		Face value	Balance	Rate Range
Bancolombia S.A.	Local	COP	5,458,619	5,562,900	5.49%-IPC(1) + 6.9%
Bancolombia S.A.	Foreign	USD	3,246,970	9,814,915	5.54%-7.84%
Banco Agrícola S.A.	Foreign	USD	530,000	1,581,348	4.25%-6.75%
Bancolombia Panamá S.A.	Foreign	USD	272,282	826,069	1.30%-2.65%
Grupo Agromercantil Holding S.A.	Foreign	USD	302,272	919,577	0.25%-7.25%
Total				18,704,809

(1)	Consumer price index.

The breakdown of the Bank securities in issue by maturity is as follows:

As of December 31, 2017

Issuer	Less than a year	1 to 3 years	3 to 5 years	more than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	163,778	2,410,209	2,573,987
Ordinary bonds	-	-	802	2,672,712	2,673,514
Foreign currency
Subordinated bonds (1)	-	-	-	6,156,094	6,156,094
Ordinary bonds	535,020	758,879	44,740	6,906,480	8,245,119
Total	535,020	758,879	209,320	18,145,495	19,648,714

(1)
The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

As of December 31, 2016

Issuer	Less than a year	1 to 3 years	3 to 5 years	more than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	495,614	1,875,068	2,370,682
Ordinary bonds	-	13	390,016	2,802,189	3,192,218
Foreign currency
Subordinated bonds (1)	6,816	-	912,760	6,807,909	7,727,485
Ordinary bonds	826,069	-	970,751	3,617,604	5,414,424
Total	832,885	13	2,769,141	15,102,770	18,704,809

(1)
The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

The following is a schedule of the debt securities in issue by maturity:

Issuer	December 31, 2017	December 31, 2016
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	2,352,801	2,018,995
More than twelve months after the reporting period	17,295,913	16,685,814
Total	19,648,714	18,704,809

As of December 31, 2017 and 2016, there were no covenants linked to the aforementioned securities in issue, nor were any of these instruments past due by the Bank in relation to its financial obligations.

Issuance of Banistmo Bonds

On September 12, 2017 Banistmo issued international bonds with a rate of 3.65% for a total amount of USD 500,000 due in 2022. The bonds were sold at a price of 99.778% with an initial return of 3.73%.

The carrying amount recognized was USD 519,842.

Subordinated Notes Offering

On October 18, 2017, the Bank priced the public offering of USD 750,000 in aggregate principal amount of its Subordinated Notes due October 18, 2027.

The Notes have a 10-year maturity, an optional redemption right on the fifth year and a coupon of 4.875%, payable semi-annually on April 18 and October 18 of each year, beginning on April 18, 2018.

In connection with the Notes Offering, the Bank acquired USD 360,912 of its Notes due 2020 and USD 321,152 of its Notes due 2022, issued on July 26, 2010 and September 4, 2012, respectively, through a private exchange followed by a Dealer Intermediated Tender Offer.

During the transaction, the Bank maintained a third party financial entity as a principal, which was responsible for the execution of the transfer and the exchange. In this regard the Bank has recognized as non-extinguishment the modification of the debt securities in issue corresponding to a portion of the Notes due 2020 and Notes due 2022, then the fees associated with the modified debt instrument amounted to USD 4,303 and, along with the unamortized premium or discount amounted to USD 11,233, were amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the interest method.

Green Bonds Offering

On December 5, 2016, Bancolombia S.A. completed the offering of ordinary bonds in an aggregate principal amount of COP 350,000 with a term of 7 years and a rate of IBR + 2.20% monthly (30/360). The bonds are referred to as Green Bonds because the proceeds from the offering will be used to finance sustainability projects to combat the climate changes, associated with renewable energies and sustainable constructions.

For information related with the disclosures of fair value of the debt securities in issued, see Note 29 fair value of assets and liabilities.